SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Concentration of Credit Risk (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) Charter Customer	Dec. 31, 2021 USD ($) Customer Charter	Dec. 31, 2020 Customer
Concentration of Risk [Abstract]
Accounts receivable, net	$ 20,500	$ 9,400
Provision for credit losses	$ 130	$ 75
Accounts Receivable [Member] | Three Charterers [Member]
Concentration of Risk [Abstract]
Number of charterers accounted for outstanding amount | Charter	3	3
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Three Charterers [Member]
Concentration of Risk [Abstract]
Concentration of credit risk percentage	54.00%	48.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Charterer One [Member]
Concentration of Risk [Abstract]
Concentration of credit risk percentage	29.80%	22.30%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Charterer Two [Member]
Concentration of Risk [Abstract]
Concentration of credit risk percentage	13.30%	13.30%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Charterer Three [Member]
Concentration of Risk [Abstract]
Concentration of credit risk percentage	10.90%	12.40%
Revenues [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentration of Risk [Abstract]
Number of customers | Customer	1	1	1
Concentration of credit risk percentage	12.20%	12.50%	11.40%